Employee Benefit Plans - Stock Appreciation Rights Plan - General Information (Details) - Stock Appreciation Rights Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Employee Benefit Plans
Expiration term	5 years
Decrease in compensation expense due to underperformance of program goals	$ 0.2
Total compensation cost recognized		$ 0.3	$ 0.0
Awards exercisable after one year from the date of grant
Employee Benefit Plans
Percentage of vesting of share-based compensation awards (as a percent)	25.00%
Awards exercisable after two years from the date of grant
Employee Benefit Plans
Percentage of vesting of share-based compensation awards (as a percent)	25.00%
Awards exercisable after three years from the date of grant
Employee Benefit Plans
Percentage of vesting of share-based compensation awards (as a percent)	50.00%